Prepaid Domain Names	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Notes to Financial Statements
Note 4. Prepaid Domain Names

During the first quarters of fiscal years 2018 and 2017, the Company incurred $19,001 and $81,702, respectively, of annual domain name renewal fees, specifically related to .CITY registrations. These amounts were recorded as prepaid domain name renewal fees, and are then amortized over one year on a straight-line basis. During the first quarters of fiscal years 2019 and 2018, the Company recognized $54,574 and $59,053 of expense as cost of revenues related to this amortization. As of May 31, 2018, and February 28, 2018, the Company has $42,451 and $77,977, respectively, of remaining prepaid domain name renewal fees recorded on the balance sheet. See Note 9 for information on Related Party activity within Prepaid Domain Names.

During the fiscal years 2018 and 2017, the Company incurred $214,304 and $165,573, respectively, of annual domain name renewal fees, which range between $1.75 and $129.00 per domain name. These amounts were recorded as prepaid domain name renewal fees, and are then amortized over one year on a straight-line basis. During fiscal years 2018 and 2017, the Company recognized $136,328 and $82,370 of expense as cost of revenues related to this amortization. As of February 28, 2018 and February 28, 2017, the Company has $77,977 and $105,775, respectively, of remaining prepaid domain name renewal fees recorded on the balance sheet. See Note 8 for information on Related Party activity within Prepaid Domain Names.